Fair value of financial instruments - Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument (Detail) - CAD ($) $ in Millions	Apr. 30, 2026	Oct. 31, 2025
Financial assets
Interest-bearing deposits with banks	$ 34,146	$ 50,364
Securities
Trading	236,601	219,067
Investment, net of applicable allowance	375,763	342,721
Securities	612,364	561,788
Assets purchased under reverse repurchase agreements and securities borrowed	316,375	309,683
Loans, net of applicable allowance
Loans, net	1,077,949	1,042,422
Other
Derivatives	150,745	177,206
Deposits
Personal	532,736	529,740
Business and government	984,990	946,314
Bank	63,820	39,562
Deposits	1,581,546	1,515,616
Other
Obligations related to securities sold short	57,472	49,891
Obligations related to assets sold under repurchase agreements and securities loaned	312,954	289,516
Derivatives	156,627	183,953
Subordinated debentures	13,498	13,961
Financial assets classified as FVTPL [member]
Securities
Trading	230,723	212,878
Securities	230,723	212,878
Assets purchased under reverse repurchase agreements and securities borrowed	249,359	226,213
Loans, net of applicable allowance
Retail	1,153	1,128
Wholesale	10,922	9,724
Loans, net	12,075	10,852
Other
Derivatives	150,745	177,206
Other assets	21,588	14,382
Financial assets designated as FVTPL [member]
Financial assets
Interest-bearing deposits with banks	27,425	40,455
Securities
Trading	5,878	6,189
Securities	5,878	6,189
Financial assets classified as FVOCI [member]
Securities
Investment, net of applicable allowance	274,401	240,299
Securities	274,401	240,299
Loans, net of applicable allowance
Retail	433	442
Wholesale	696	690
Loans, net	1,129	1,132
Financial assets designated as FVOCI [member]
Securities
Investment, net of applicable allowance	1,526	1,496
Securities	1,526	1,496
Financial liabilities classified as FVTPL [member]
Deposits
Personal	1,100	942
Business and government	504	313
Deposits	1,604	1,255
Other
Obligations related to securities sold short	57,472	49,891
Derivatives	156,627	183,953
Financial liabilities designated as FVTPL [member]
Deposits
Personal	40,512	41,302
Business and government	169,751	168,690
Bank	4,174	2,908
Deposits	214,437	212,900
Other
Obligations related to assets sold under repurchase agreements and securities loaned	270,356	242,916
Other liabilities	19,142	21,688
Subordinated debentures	213	232
Fair value of financial instruments not measured at fair value [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	6,721	9,909
Securities
Investment, net of applicable allowance	97,293	98,728
Securities	97,293	98,728
Assets purchased under reverse repurchase agreements and securities borrowed	67,016	83,470
Loans, net of applicable allowance
Retail	658,863	648,413
Wholesale	406,439	382,551
Loans, net	1,065,302	1,030,964
Other
Other assets	57,470	58,487
Fair value of financial instruments not measured at fair value [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	491,927	488,644
Business and government	815,727	779,130
Bank	59,631	36,657
Deposits	1,367,285	1,304,431
Other
Obligations related to assets sold under repurchase agreements and securities loaned	42,598	46,600
Other liabilities	61,495	58,293
Subordinated debentures	13,378	13,887
Financial assets at carrying amount [member]
Financial assets
Interest-bearing deposits with banks	34,146	50,364
Securities
Trading	236,601	219,067
Investment, net of applicable allowance	375,763	342,721
Securities	612,364	561,788
Assets purchased under reverse repurchase agreements and securities borrowed	316,375	309,683
Loans, net of applicable allowance
Retail	659,298	648,402
Wholesale	418,651	394,020
Loans, net	1,077,949	1,042,422
Other
Derivatives	150,745	177,206
Other assets	79,058	72,869
Financial assets at carrying amount [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	6,721	9,909
Securities
Investment, net of applicable allowance	99,836	100,926
Securities	99,836	100,926
Assets purchased under reverse repurchase agreements and securities borrowed	67,016	83,470
Loans, net of applicable allowance
Retail	657,712	646,832
Wholesale	407,033	383,606
Loans, net	1,064,745	1,030,438
Other
Other assets	57,470	58,487
Financial assets at fair value [member]
Financial assets
Interest-bearing deposits with banks	34,146	50,364
Securities
Trading	236,601	219,067
Investment, net of applicable allowance	373,220	340,523
Securities	609,821	559,590
Assets purchased under reverse repurchase agreements and securities borrowed	316,375	309,683
Loans, net of applicable allowance
Retail	660,449	649,983
Wholesale	418,057	392,965
Loans, net	1,078,506	1,042,948
Other
Derivatives	150,745	177,206
Other assets	79,058	72,869
Financial liabilities at carrying amount [member]
Deposits
Personal	532,736	529,740
Business and government	984,990	946,314
Bank	63,820	39,562
Deposits	1,581,546	1,515,616
Other
Obligations related to securities sold short	57,472	49,891
Obligations related to assets sold under repurchase agreements and securities loaned	312,954	289,516
Derivatives	156,627	183,953
Other liabilities	80,641	79,975
Subordinated debentures	13,498	13,961
Financial liabilities at carrying amount [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	491,124	487,496
Business and government	814,735	777,311
Bank	59,646	36,654
Deposits	1,365,505	1,301,461
Other
Obligations related to assets sold under repurchase agreements and securities loaned	42,598	46,600
Other liabilities	61,499	58,287
Subordinated debentures	13,285	13,729
Financial liabilities at fair value [member]
Deposits
Personal	533,539	530,888
Business and government	985,982	948,133
Bank	63,805	39,565
Deposits	1,583,326	1,518,586
Other
Obligations related to securities sold short	57,472	49,891
Obligations related to assets sold under repurchase agreements and securities loaned	312,954	289,516
Derivatives	156,627	183,953
Other liabilities	80,637	79,981
Subordinated debentures	$ 13,591	$ 14,119